PRODUCTION COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Labour	$ 120,306,000	$ 110,022,000
Raw materials and consumables	137,215,000	130,007,000
Contractors	58,068,000	42,715,000
Royalties	57,496,000	33,771,000
Change in inventory and capitalized costs	(340,437,000)	(33,022,000)
Inventory recognised during period	349,767,000	0
Other	36,237,000	46,317,000
Production costs	418,652,000	329,810,000
Acquired inventories, fair value adjustment	$ 51,900,000	$ 0